Covered Loans Acquired (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Loans covered by loss sharing agreements:
Loans receivable	$ 209,216,524	$ 333,347,562
Non-accretable difference	19,382,172	69,145,287
Allowance for covered loan losses	10,340,815	6,892,425
Total loans covered, net	166,228,316	235,049,585
Unamortized loan origination fees, net	(1,101,481)	(1,010,480)
Residential Real Estate 1-4 Family
Loans covered by loss sharing agreements:
Loans receivable	15,040,300	19,923,962
Commercial Real Estate Other Receivable
Loans covered by loss sharing agreements:
Loans receivable	160,160,252	263,261,697
Commercial
Loans covered by loss sharing agreements:
Loans receivable	25,967,404	32,741,770
Real Estate Construction
Loans covered by loss sharing agreements:
Loans receivable	1,881,427	8,838,691
Consumer Other Financing Receivable
Loans covered by loss sharing agreements:
Loans receivable	6,167,141	8,581,442
Accretable Discount
Loans covered by loss sharing agreements:
Deferred fees	12,924,347	21,598,532
Discount On Acquired Performing Loans
Loans covered by loss sharing agreements:
Deferred fees	308,728	622,258
Unamortized Loan Origination Fees
Loans covered by loss sharing agreements:
Unamortized loan origination fees, net	32,146	39,475
Impaired Loans At Acquisition
Loans covered by loss sharing agreements:
Loans receivable	91,538,519	170,210,482
Non-accretable difference	14,285,220	61,346,002
Allowance for covered loan losses	1,793,943
Total loans covered, net	65,590,059	91,971,380
Impaired Loans At Acquisition | Residential Real Estate 1-4 Family
Loans covered by loss sharing agreements:
Loans receivable	5,619,110	8,662,904
Impaired Loans At Acquisition | Commercial Real Estate Other Receivable
Loans covered by loss sharing agreements:
Loans receivable	71,806,980	142,358,465
Impaired Loans At Acquisition | Commercial
Loans covered by loss sharing agreements:
Loans receivable	12,081,845	10,263,020
Impaired Loans At Acquisition | Real Estate Construction
Loans covered by loss sharing agreements:
Loans receivable	1,321,752	8,059,927
Impaired Loans At Acquisition | Consumer Other Financing Receivable
Loans covered by loss sharing agreements:
Loans receivable	708,832	866,166
Impaired Loans At Acquisition | Accretable Discount
Loans covered by loss sharing agreements:
Deferred fees	9,869,297	16,893,100
Other Acquired Loans
Loans covered by loss sharing agreements:
Loans receivable	117,678,005	163,137,080
Non-accretable difference	5,096,952	7,799,285
Allowance for covered loan losses	8,546,872	6,892,425
Total loans covered, net	100,638,257	143,078,205
Other Acquired Loans | Residential Real Estate 1-4 Family
Loans covered by loss sharing agreements:
Loans receivable	9,421,190	11,261,058
Other Acquired Loans | Commercial Real Estate Other Receivable
Loans covered by loss sharing agreements:
Loans receivable	88,353,272	120,903,232
Other Acquired Loans | Commercial
Loans covered by loss sharing agreements:
Loans receivable	13,885,559	22,478,750
Other Acquired Loans | Real Estate Construction
Loans covered by loss sharing agreements:
Loans receivable	559,675	778,764
Other Acquired Loans | Consumer Other Financing Receivable
Loans covered by loss sharing agreements:
Loans receivable	5,458,309	7,715,276
Other Acquired Loans | Accretable Discount
Loans covered by loss sharing agreements:
Deferred fees	3,055,050	4,705,432
Other Acquired Loans | Discount On Acquired Performing Loans
Loans covered by loss sharing agreements:
Deferred fees	308,728	622,258
Other Acquired Loans | Unamortized Loan Origination Fees
Loans covered by loss sharing agreements:
Unamortized loan origination fees, net	$ 32,146	$ 39,475